Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash from (used by) operations
Net income (loss) after taxes	$ 840.3	$ (453.7)
Items not involving cash:
Depreciation and amortization	438.0	394.0
Provisions on assets (note 6)	415.8	728.7
Accretion expenses	5.1	10.9
Share-based compensation (note 25)	3.5	0.8
Deferred income tax recovery (note 20)	(90.9)	(287.6)
Losses (gains) on sale of assets (notes 4 and 27)	(875.8)	10.6
Income from equity investments (note 14)	(141.1)	(47.9)
Unrealized losses (gains) on risk management contracts (note 23)	85.3	(80.8)
Realized loss on expiry of foreign exchange options	0.0	36.0
Losses on investments (note 27)	4.1	10.1
Amortization of deferred financing costs	11.5	29.7
Provision for doubtful accounts	26.7	17.0
Net change in pension and other post-retirement benefits (note 28)	8.1	(3.8)
Other	9.2	3.6
Asset retirement obligations settled (note 17)	(2.5)	(4.2)
Distributions from equity investments	109.7	44.5
Changes in operating assets and liabilities (note 31)	(231.5)	(486.5)
Net cash provided (required) by operating activities	615.5	(78.6)
Investing activities
Business acquisitions, net of cash acquired	0.0	(5,931.0)
Acquisition of property, plant and equipment	(1,296.8)	(990.4)
Acquisition of intangible assets	(37.7)	(38.1)
Contributions to equity investments	(178.7)	(235.4)
Loan to affiliate, net of repayment (note 30)	0.0	30.0
Financing receivable	0.0	(8.7)
Proceeds from disposition of investments	0.0	76.5
Proceeds from initial public offering of AltaGas Canada Inc.	0.0	858.9
Proceeds from disposition of assets, net of transaction costs (note 4)	3,623.4	403.8
Proceeds from disposition of financing receivable (note 4)	73.5	0.0
Net cash provided (required) by investing activities	2,183.7	(5,834.4)
Financing activities
Net issuance (repayment) of short-term debt	(700.9)
Net issuance (repayment) of short-term debt		497.7
Issuance of long-term debt, net of debt issuance costs	888.6	1,851.9
Repayment of long-term debt	(873.3)	(278.8)
Net borrowing (repayment) under credit facilities	(1,919.7)	846.2
Dividends - common shares	(265.7)	(472.9)
Dividends - preferred shares	(68.5)	(66.6)
Distributions to non-controlling interest	(13.4)	(30.3)
Contributions from non-controlling interests	47.9	96.3
Net proceeds from shares issued on exercise of options	1.1	1.2
Net proceeds from issuance of common shares	67.8	2,633.7
Redemption of preferred shares (note 25)	(37.6)	0.0
Net proceeds from sale of non-controlling interest	0.0	908.6
Net cash provided (required) by financing activities	(2,873.7)	5,987.0
Change in cash, cash equivalents, and restricted cash	(74.5)	74.0
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(9.1)	7.3
Net change in cash classified within assets held for sale	4.9	(4.9)
Restricted cash acquired (note 31)	0.0	81.0
Cash, cash equivalents, and restricted cash beginning of year	201.1	43.7
Cash, cash equivalents, and restricted cash end of year (note 31)	$ 122.4	$ 201.1